N-2	Aug. 26, 2025
Cover [Abstract]
Entity Central Index Key	0001862281
Amendment Flag	false
Securities Act File Number	333-286321
Investment Company Act File Number	811-24072
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	ADAMS STREET PRIVATE EQUITY NAVIGATOR FUND LLC
Entity Address, Address Line One	One North Wacker Drive
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	553-7890
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Exhibits Only, 462(d), File Number	333-286321
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One North Wacker Drive
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Eric R. Mansell